Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	March 31, 2026	December 31, 2025
VND exchange rate for balance sheet items, except for equity accounts	26,328	26,291
RMB exchange rate for balance sheet items, except for equity accounts	6.9038	6.9956
	For the Three Months Ended March 31,
	2026	2025
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,169	25,414
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	6.9273	7.2725

Schedule of Disaggregates the Company’s Revenues

For the three months ended March 31, 2026, the Company disaggregate revenue into three streams as the following table:

	For the Three Months Ended March 31,
	2026	2025
Revenues to third parties:
Sales of solar cells	$92,924,036	$41,023,361
Sales of solar modules	1,693,364	—
Provision of OEM services	12,198,344	—
	106,815,744	41,023,361
Revenues to related parties:
Sales of solar cells	21,689,880	9,263,896
Sales of solar modules	14,267,834	—
Provision of facilitation services	—	1,257,254
	35,957,714	10,521,150
Total revenue	$142,773,458	$51,544,511

Schedule of Movement of Contract Liabilities

For the three months ended March 31, 2026 and 2025, the movement of contract liabilities, including related parties and third parties was as follows:

	For the Three Months Ended March 31,
	2026	2025
Opening balance	$107,940,684	$23,733,705
Addition of contract liabilities	172,738,247	13,142,036
Revenue recognition during the year	(103,666,107)	(3,584,052)
Net off gross billing to the OEM customers	(43,635,731)	—
Foreign exchange adjustment	46,206	274,345
Ending balance	$133,423,299	$33,566,034
Contract liabilities – third party customers	$48,718,679	$3,243,062
Contract liabilities – related party customers	$84,704,620	$30,322,972

Schedule of Disaggregates the Company’s Revenues	The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three months ended March 31, 2026 and 2025.
	For the Three Months Ended March 31,
	2026	2025
USA	$116,097,127	$31,171,134
Other areas	26,676,331	20,373,377
Total	$142,773,458	$51,544,511

Schedule of Disaggregates the Geographic Information

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of March 31, 2026 and December 31, 2025.

	March 31, 2026	December 31, 2025
Vietnam	$76,206,343	$77,615,854
USA	43,055,025	42,541,090
Ethiopia	137,087,327	142,456,332
Total	$256,348,695	$262,613,276